Dividends on ordinary shares - Schedule of Dividends On Ordinary Shares (Details) - Interim dividend [Member] - GBP (£) £ in Millions					6 Months Ended
	May 13, 2019	Sep. 19, 2018	May 16, 2018	May 02, 2018	Dec. 31, 2019
Recommended by directors at previous year end:
Interim dividend					£ 2,000
Dividend	£ 2,100	£ 600	£ 2,800	£ 7,622